Stockholders’ (Deficit) Equity (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended								4 Months Ended	12 Months Ended
	Jan. 08, 2016	Jan. 12, 2015	Mar. 19, 2015	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Jun. 26, 2015	Dec. 31, 2015	Dec. 31, 2014
Total number of shares				150,000,000	75,000,000								75,000,000
Preferred stock, shares authorized				1,000,000	1,000,000				1,000,000				1,000,000	1,000,000
Preferred stock, par value				$ 0.001	$ 0.001				$ 0.001				$ 0.001	$ 0.001
Common stock, shares authorized				149,000,000	74,000,000				74,000,000				74,000,000	74,000,000
Common stock, par value				$ 0.001	$ 0.001				$ 0.001				$ 0.001	$ 0.001
Shares issued for services, shares	85,000
Common stock value issued for services	$ 24,650												$ 364,301	$ 51,000
legal and professional expenses				$ 37,700	$ 53,842
Shares issued for convertible notes													$ 84,000
Spiral Toys LLC [Member]
Number of shares issued for acquistion													18,130,887
Lexi-Luu Designs, Inc [Member]
Number of shares outstanding for disposition													2,500,000
Private Placement [Member]
Proceeds from sale of common stock						$ 864,535	$ 1,055,800	$ 124,900	$ 558,500	$ 115,350	$ 104,250
Number of common stock shares solded during period						1,921,189	3,586,061	416,333	3,383,333	769,000	695,000
Sale of stock, price per share						$ 0.45		$ 0.30	$ 0.15	$ 0.15	$ 0.15			$ 0.15
Private Placement [Member] | Minimum [Member]
Sale of stock, price per share							$ 0.25
Private Placement [Member] | Maximum [Member]
Sale of stock, price per share							$ 0.30
Board of Directors [Member]
Shares issued for services, shares						75,000
Common stock value issued for services						$ 37,875
Legal Services [Member]
Shares issued for services, shares					103,388		200,000
Public Relations Services [Member]
Shares issued for services, shares					40,000		20,000
Marketing Services [Member]
Shares issued for services, shares							33,333
Investor Relations Services [Member]
Shares issued for services, shares							335,749
Three Consultants [Member]
Shares issued for services, shares		312,500
Common stock value issued for services		$ 46,875
Outstanding accounts payable									$ 9,375					$ 9,375
legal and professional expenses													$ 37,500
Uptick Capital LLC [Member]
Shares issued for services, shares			89,636
Common stock value issued for services			$ 26,891
legal and professional expenses													26,891
Uptick Capital LLC [Member] | Consulting Service Agreement [Member]
Shares issued for services, shares						28,063
Common stock value issued for services						$ 14,909
legal and professional expenses													52,784
Six Consultants [Member]
Shares issued for services, shares							589,082
Common stock value issued for services							$ 183,868
legal and professional expenses													$ 183,868
Two Consultants [Member]
Shares issued for services, shares					53,786
Common stock value issued for services					$ 143,388
Echo Factory [Member]
Shares issued for convertible notes, shares												336,000
Shares issued for convertible notes												$ 84,000